Derivative financial instruments (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Nominal Value Retained Risk Total Rate Of Return Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Derivatives Portfolio Stockholders Equity Credit Swaps	R$ 4,421,208	R$ 3,456,614
Credit Derivatives Portfolio Stockholders Equity Credit Total	4,421,208	3,456,614
Nominal Value Transferred Risk Credit Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Derivatives Portfolio Stockholders Equity Credit Swaps	16,153,307	10,293,916
Credit Derivatives Portfolio Stockholders Equity Credit Total	R$ 16,153,307	R$ 10,293,916